Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

The Group evaluated all events that occurred up to the date of this report and determined that no events that would have required adjustment or disclosure in the consolidated financial statements except the following:

Youpin was a party of a lawsuit commenced by Anhui Juhu Door and Window Technology Company Limited in February 2023, for its failure to pay rent. Youpin as defendant, was requested to pay RMB3,245 (US$457). Youpin lost both the first and second trials on April 20 and October 30, 2023 respectively. As of the date of this report, the case is currently on appeal.

ZJ Youguan was a party of a lawsuit commenced by WuYi Transportation Construction, for its failure to repay the loan payables discussed within Note 16. LOAN PAYABLES. ZJ Youguan lost the first trial on March 20, 2023. Based on the agreement by both parties on June 13, 2023, ZJ Youguan reached a settlement with WuYi Transportation Construction that remaining RMB6,500 (US$942) loan payables shall be repaid before December 15, 2023. As of December 31, 2023, ZJ Youguan has repaid of RMB1,300 to WuYi. As of the date of this annual report, the outstanding balance of the loan payable is RMB5,200 (US$732) which is overdue.

Youpin SD sued one of its vehicle sourcing service providers Inner Mongolia Zhonglutong Trading Co., Ltd. for failing to deliver vehicles as scheduled to Youpin SD’s customer. Youpin SD won the case on September 8, 2022. On March 23, 2023, both parties entered into a settlement agreement, and the supplier agreed to return the deposit and liquidated damages with a total of RMB2,746 (US$387). As of the date of this report, Youpin SD has applied for compulsory enforcement.

Youpin was sued by Beijing Hengyuan Xinye Information Technology Co., Ltd. (“Hengyuan Xinye”) who is the creditor of Nanmu (Shanghai) Finance Leasing Co., Ltd., a business partner of Youpin, for providing joint and several liability guarantee for Nanmu (Shanghai) Financial Leasing Co., Ltd by Youpin of RMB2,558 (US$360). On December 30, 2021, Youpin won the first trial. On 31 July 2023, Youpin won the second trial.

Youpin sued Hainan Gaozhan New Energy Vehicle Company Limited for its failure to refund a deposit of RMB170 (US$24) to Youpin in November 2023. As of the date of this report, the case is currently in the trial stage waiting for judgement.

Youpin was sued by Shanghai Moxin Cultural Media Co., Ltd who claimed that Youpin did not pay for the operating expenses of RMB260 (US$37) on December 4, 2023, and on 23 January 2024, the court issued a civil mediation agreement for mediation and Youpin paid the accrued expense.

AHYS was sued by Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) (“Chenhui”) in relation to an equity transfer transaction between AHYS and Chenhui. On May 29, 2023, AHYS and Chenhui entered into a settlement agreement, pursuant to which AHYS agreed to pay the attorney fee, equity transfer fee and arbitration fee for a total of RMB1.3 million.

Youguan Financial Leasing (China) Co., Ltd. sued Sichuan Maichebang Automobile Sales Co., Ltd., Yuan Mingqin and Yuan Jinsong for rent and liquidated damages of a total of RMB1,949, on January 9, 2024. The case has been accepted by the court.

Youxu New Energy Technology (Zibo) Co., Ltd. was sued by an individual, Wang Liqian, for payment of wage difference and heatstroke prevention subsidy for a total of RMB45. Youxu New Energy Technology (Zibo) Co., Ltd. lost the case and appealed to the court on February 6, 2024.

SH Youxu was sued by Anhui Lvzhou Technology Co., Ltd. for payment of RMB 0.3 million and liquidated damages under a contract, on February 18,2024. Both parties have entered into a settlement agreement as of February 27, 2024.

Youpin was sued by Anhui Lvzhou Technology Co., Ltd. for payment and liquidated damages for a total of RMB 733, on February 5, 2024. The case has been accepted by the court and a hearing was held on April 24, 2024.

Quanzhou Youyi Power Exchange Network Technology Co., Ltd., Youpin SD and SH Youxu were sued by Quanzhou Meibiaoyouxin Automobile Sales Service Co., Ltd. for payment of RMB 0.7 million and liquidated damages, on January 16, 2024. The initial hearing was held on March 22, 2024.

On December 15, 2022, Youpin and AHYS were sued by Shanghai Pudong New Area People’s Court for illegal deposit absorption with one Youpin’s investor. Youpin and AHYS were required to refund RMB2.3 million of the investor’s investment funds and undertake joint and several liability of illegal deposit absorption. On March 12, 2024, Shanghai Pudong New Area People’s Court announce Youpin and AHYS do not need to undertake joint and several liability and just return the RMB2.3 million investment funds.

On February 28, 2024, the Company entered into an investment termination agreement, pursuant to which Shanghai Lingneng shall pay no less than one third of the total amount per annum in the following three years. As of the date of this annual report, the Company has received a refund of RMB2,285 (US$322).

On May 13, 2024, U power entered into a subscription agreement with Fortune Light Assets Ltd. (FTA). The subscription agreement indicate that the U power is offering to the FTA the number of ordinary shares of U power, par value US$0.00001 per share (each an “Ordinary Share”, and collectively, the “Ordinary Shares” or “Shares”) for a total purchase price of US$1,000(the “Purchase Price”). The closing of the transactions contemplated hereby (the “Closing”) shall take place on June 15, 2024 or such other date U power and FAT may agree upon in writing (such date and time being called the “Closing Date”). After the Closing, the Purchaser shall be entitled to purchase up to 492,611 additional Ordinary Shares from the Company at a per share price of $6.09 for a total purchase price of up to US$3,000 pursuant to an agreement which shall be in customary form reasonably acceptable to the parties, and such right to purchase additional shares shall terminate on the two-year anniversary of the Execution Date.